Loans and Leases (Loans By Credit Quality Indicators) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	$ 376,086	$ 354,250
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	203,842	180,758
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	4,239	10,369
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	7,516	8,632
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	160,489	154,491
Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	244,097	237,299
Commercial Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	41,233	41,184
Commercial Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable		2,806
Commercial Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	3,666	2,656
Commercial Portfolio Segment [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	18,819	19,680
Commercial and Multi-Family Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	219,486	205,970
Commercial and Multi-Family Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	162,399	139,351
Commercial and Multi-Family Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	4,239	7,563
Commercial and Multi-Family Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	3,850	5,976
Commercial and Multi-Family Real Estate [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	48,999	53,081
Residential 1-4 Family Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	88,869	78,096
Residential 1-4 Family Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	210	223
Residential 1-4 Family Real Estate [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	88,659	77,873
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	4,012	3,857
Consumer Portfolio Segment [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	$ 4,012	$ 3,857